Document and Entity Information	Sep. 04, 2019
Cover [Abstract]
Entity Registrant Name	AMETEK INC/
Amendment Flag	false
Entity Central Index Key	0001037868
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-12981
Entity Tax Identification Number	14-1682544
Entity Address, Address Line One	1100 Cassatt Road
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	(610)
Local Phone Number	647-2121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	AME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false